Stock-Based Compensation and Awards	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation and Awards
Note 19. Stock-Based Compensation and Awards

2015 Stock Incentive Plan

On October 30, 2015, our compensation committee and board of directors each approved the Exterran Corporation 2015 Stock Incentive Plan (the “2015 Plan”) to provide for the granting of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, other stock-based awards and dividend equivalents rights to employees, directors and consultants of Exterran Corporation. The 2015 Plan became effective on November 1, 2015. The 2015 Plan also governs awards granted under the Archrock, Inc. 2013 Stock Incentive Plan and the Archrock, Inc. 2007 Amended and Restated Stock Incentive Plan which were adjusted into awards denominated in our common stock in accordance with the terms of the employee matters agreement and/or actions taken by our board of directors or Archrock’s board of directors.

Awards granted by Archrock prior to the Spin-off (referred to as “Archrock awards”), which consisted of stock options, restricted stock, restricted stock units and performance units, were generally treated as follows in connection with the Spin-off:

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Pre-2015 Awards. Immediately prior to the Spin-off, each outstanding Archrock stock option, restricted stock award, restricted stock unit award and performance unit award granted prior to January 1, 2015, whether vested or unvested, were split into two awards, consisting of an Archrock award and an Exterran Corporation award. For Archrock “incentive stock options” (within the meaning of Section 422 of the Code), the holder of the award had the option to elect, prior to the Spin-off, to convert such options into options denominated in shares of common stock of the applicable holder’s post-spin employer.

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2015 Awards. Each Archrock stock option, restricted stock award, restricted stock unit award and performance unit award that was (i) granted in calendar year 2015 and (ii) held by an individual who became our employee or was engaged by us following the Spin-off were converted solely into an Exterran Corporation award. Archrock did not grant any stock options in the calendar year 2015 prior to the Spin-off.

In accordance with the anti-dilution provisions set forth in the individual Archrock award agreements, adjustments to the awards were made to ensure, to the extent possible, that the fair value of each award immediately prior to the Spin-off equaled the fair value of each such award immediately following the Spin-off. Adjustment and substitution of awards did not result in additional compensation expense.

Equity awards that were adjusted as described above are generally subject to the same vesting, expiration, performance conditions and other terms and conditions as applied to the underlying Archrock awards immediately prior to the Spin-off.

Stock-based compensation expense prior to the Spin-off only related to employees directly involved in our operations, and therefore, excluded stock-based compensation expense related to Archrock employees that supported both the international services and product sales businesses and the other businesses Archrock retained after the Spin-off. Stock-based compensation expense subsequent to the Spin-off relates to employees, directors and consultants of Exterran Corporation, and as discussed above, such awards may consist of awards for either our common stock or Archrock’s common stock. Effective on January 1, 2017, we account for forfeitures as they occur rather than applying an estimated forfeiture rate. The following table presents the stock-based compensation expense included in our results of operations (in thousands):

	Years Ended December 31,
	2017	2016	2015
Stock options	$21	$115	$348
Restricted stock, restricted stock units, performance units, cash settled restricted stock units and cash settled performance units	14,685	13,188	7,871
Restructuring and other charges—stock-based compensation expense	662	1,333	143
Total stock-based compensation expense	$15,368	$14,636	$8,362

Stock Options

Stock options are granted at fair market value at the grant date, are exercisable according to the vesting schedule established and generally expire no later than seven years after the grant date. Stock options generally vest one-third per year on each of the first three anniversaries of the grant date. There were no stock options granted during the years ended December 31, 2017, 2016 and 2015.

The table below presents the changes in stock option awards for our common stock during the year ended December 31, 2017.

	Stock Options (in thousands)	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding, January 1, 2017	296	$17.44
Granted	—	—
Exercised	(69)	16.41
Cancelled	(17)	44.23
Options outstanding, December 31, 2017	210	15.61	1.5	$3,369
Options exercisable, December 31, 2017	210	15.61	1.5	3,369

Intrinsic value is the difference between the market value of our common stock and the exercise price of each stock option multiplied by the number of stock options outstanding for those stock options where the market value exceeds their exercise price. The total intrinsic value of stock options exercised to purchase our common stock during the year ended December 31, 2017 was $0.8 million.

Restricted Stock, Restricted Stock Units, Performance Units, Cash Settled Restricted Stock Units and Cash Settled Performance Units

For grants of restricted stock, restricted stock units and performance units, we recognize compensation expense over the vesting period equal to the fair value of our common stock at the grant date. We remeasure the fair value of cash settled restricted stock units and cash settled performance units and record a cumulative adjustment of the expense previously recognized. Our obligation related to the cash settled restricted stock units and cash settled performance units is reflected as a liability in our balance sheets. Grants of restricted stock, restricted stock units, performance units, cash settled restricted stock units and cash settled performance units generally vest one-third per year on each of the first three anniversaries of the grant date.

The table below presents the changes in restricted stock, restricted stock units, performance units, cash settled restricted stock units and cash settled performance units for our common stock during the year ended December 31, 2017. Non-vested awards granted prior to November 3, 2015 relate to Archrock’s and our employees, directors and consultants. Awards granted subsequent to November 3, 2015 only relate to our employees, directors and consultants.

	Shares (in thousands)	Weighted Average Grant-Date Fair Value Per Share
Non-vested awards, January 1, 2017	1,292	$17.68
Granted	654	29.90
Vested	(697)	20.38
Change in expected vesting of performance units	102	30.87
Cancelled	(186)	18.63
Non-vested awards, December 31, 2017 (1)	1,165	23.93

(1)	Non-vested awards as of December 31, 2017 are comprised of 3,000 cash settled restricted stock units and 1,162,000 restricted shares, restricted stock units and performance units.

As of December 31, 2017, we estimate $16.7 million of unrecognized compensation cost related to unvested restricted stock, restricted stock units, performance units, cash settled restricted stock units and cash settled performance units issued to our employees to be recognized over the weighted-average vesting period of 1.8 years.

Directors’ Stock and Deferral Plan

On October 30, 2015, our compensation committee and board of directors each approved the Exterran Corporation 2015 Directors’ Stock and Deferral Plan (the “Director Plan”). Under the Director Plan, which became effective on October 30, 2015, members of our board of directors may elect, on an annual basis, to receive 25%, 50%, 75% or 100% of their retainer and meeting fees (the “Retainer Fees”) in shares of our common stock in lieu of cash. The number of shares of our common stock issued to each director who elects to have a portion of their Retainer Fees paid in shares in lieu of cash is determined by dividing the applicable dollar amount of such portion by the closing sales price per share of our common stock on the last trading day of the quarter. Any portion of the Retainer Fees paid in cash will be paid to the director following the close of the calendar quarter for which such Retainer Fees were earned. Under the Director Plan, members of the board of directors who elect to receive the Retainer Fees in the form of shares may also elect to defer the receipt of the Retainer Fees until a later date. The maximum aggregate number of shares of our common stock that may be issued under the Director Plan is 125,000 shares, of which 95,184 shares were available to be issued under the plan as of December 31, 2017. The board of directors will administer the Director Plan and has the authority to make certain equitable adjustments under the Director Plan in the event of certain corporate transactions.